Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

Note 30—Income Taxes

The Company has elected to be taxed as a REIT for U.S. federal income tax purposes under Sections 856 through 860 of the Internal Revenue Code. Therefore, PMT generally will not be subject to corporate federal or state income tax to the extent that qualifying distributions are made to shareholders and the Company meets REIT requirements including certain asset, income, distribution and share ownership tests. The Company believes that it has met the distribution requirements, as it has declared dividends sufficient to distribute substantially all of its taxable income. Taxable income will generally differ from net income. The primary differences between net income and the REIT taxable income (before deduction for qualifying distributions) are the taxable income of the taxable REIT subsidiary (“TRS”) and the method of determining the income or loss related to valuation of the mortgage loans owned by the qualified REIT subsidiary (“QRS”).

In general, cash dividends declared by the Company will be considered ordinary income to the shareholders for income tax purposes. Some portion of the dividends may be characterized as capital gain distributions or a return of capital. The approximate tax characterization of the Company’s distributions is as follows:

Year ended December 31,	Ordinary income	Long term capital gain	Return of capital
2016	60%	40%	0%
2015	41%	25%	34%
2014	86%	14%	0%

The Company had elected to treat two of its subsidiaries as TRSs. In the quarter ended September 30, 2012, the Company revoked the election to treat its wholly owned subsidiary that is the sole general partner of the Operating Partnership as a TRS. As a result, beginning September 1, 2012, only one subsidiary, PMC, is treated as a TRS. Income from a TRS is only included as a component of REIT taxable income to the extent that the TRS makes dividend distributions of income to the REIT. No such dividend distributions have been made to date. A TRS is subject to corporate federal and state income tax. Accordingly, a provision for income taxes for PMC and, for the periods for which TRS treatment had been elected, the sole general partner of the Operating Partnership is included in the Consolidated Statements of Income.

The Company files U.S. federal and state income tax returns for both the REIT and TRSs. These federal income tax returns for 2013 and forward are subject to examination. The Company’s state income tax returns are generally subject to examination for 2012 and forward. No returns are currently under examination.

The following table details the Company’s income tax benefit which relates primarily to the TRSs for the years presented:

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Current expense:
Federal	$361	$671	$352
State	81	204	104
Total current expense	442	875	456
Deferred benefit:
Federal	(8,790)	(13,124)	(10,232)
State	(5,699)	(4,547)	(5,304)
Total deferred benefit	(14,489)	(17,671)	(15,536)
Total benefit from income taxes	$(14,047)	$(16,796)	$(15,080)

The following table is a reconciliation of the Company’s provision for income taxes at statutory rates to the provision for income taxes at the Company’s effective rate for the years presented:

	Year ended December 31,
	2016		2015		2014
	Amount	Rate	Amount	Rate	Amount	Rate
	(in thousands)
Federal income tax expense at statutory tax rate	$21,617	35.0%	$25,656	35.0%	$62,812	35.0%
Effect of non-taxable REIT income	(32,501)	(52.6)%	(40,366)	(55.1)%	(74,480)	(41.5)%
State income taxes, net of federal benefit	(3,652)	(5.9)%	(2,823)	(3.9)%	(3,380)	(1.9)%
Other	489	0.8%	737	1.1%	(32)	0%
Valuation allowance	—	0%	—	0%	—	0%
Benefit from income taxes	$(14,047)	(22.7)%	$(16,796)	(22.9)%	$(15,080)	(8.4)%

The Company’s components of the provision for deferred income taxes are as follows:

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Real estate valuation loss	$2,732	$(1,577)	$(5,079)
Mortgage servicing rights	10,597	(31,324)	27,996
Net operating loss carryforward	(19,863)	33,297	(35,963)
Liability for losses under representations and warranties	2,222	(2,467)	(5,944)
Excess interest expense disallowance	(8,721)	(15,384)	—
Other	(1,456)	(216)	3,454
Valuation allowance	—	—	—
Total (benefit) provision for deferred income taxes	$(14,489)	$(17,671)	$(15,536)

The components of income taxes payable are as follows:

	December 31, 2016	December 31, 2015
	(in thousands)
Taxes currently receivable	2,519	1,669
Deferred income taxes payable	$(20,685)	$(35,174)
Income taxes payable	$(18,166)	$(33,505)

The tax effects of temporary differences that gave rise to deferred income tax assets and liabilities are presented below:

	December 31, 2016	December 31, 2015
	(in thousands)
Deferred income tax assets:
REO valuation loss	$9,542	$12,274
Net operating loss carryforward	60,435	40,572
Liability for losses under representations and warranties	6,189	8,411
Excess interest expense disallowance	24,105	15,384
Other	1,882	426
Gross deferred tax assets	102,153	77,067
Deferred income tax liabilities:
Mortgage servicing rights	(122,838)	(112,241)
Other	—	—
Gross deferred tax liabilities	(122,838)	(112,241)
Net deferred income tax liability	$(20,685)	$(35,174)

The net deferred income tax liability is recorded in Income taxes payable in the consolidated balance sheets as of December 31, 2016 and December 31, 2015.

The Company has net operating loss carryforwards of $152 million and $96.7 million for the years ended December 31, 2016 and December 31, 2015, respectively, that expire between 2033 and 2036.

At December 31, 2016 and December 31, 2015, the Company had no unrecognized tax benefits and does not anticipate any increase in unrecognized tax benefits. Should the accrual of any interest or penalties relative to unrecognized tax benefits be necessary, it is the Company’s policy to record such accruals in the Company’s income tax accounts. No such accruals existed at December 31, 2016 and December 31, 2015.